Restructuring - Narrative (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2018
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 0	$ 0
Other liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring reserve, current	600,000
Non-current other liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring reserve, noncurrent	$ 400,000
Resource Rationalizations 2018
Restructuring Cost and Reserve [Line Items]
Restructuring charges			$ 12,490,000
Resource Rationalizations 2018 | Workforce Reduction
Restructuring Cost and Reserve [Line Items]
Restructuring charges			9,684,000
Resource Rationalizations 2018 | Onerous Lease
Restructuring Cost and Reserve [Line Items]
Restructuring charges			$ 2,806,000